Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

Note 10: Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2021	2020

	(In thousands)
Net unrealized gain on securities available-for-sale	$10,943	$14,561
Net unrealized loss for funded status of defined benefit plan liability	(2,127)	(2,810)
	8,816	11,751
Tax effect	(1,852)	(2,468)
Net-of-tax amount	$6,964	$9,283

Reclassifications out of accumulated other comprehensive income during 2021 and 2020 and the affected line items in the Consolidated Financial Statements of Income were as follows:

	2021	2020

	(In thousands)
Realized gains on securities available-for-sale	$1,250	$2,593
Less provision for federal income taxes	263	544
Reclassification adjustment, net of taxes	$987	$2,049